UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-07529
Asian Small Companies Portfolio

(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)
(617) 482-8260

(Registrant’s Telephone Number)
August 31

Date of Fiscal Year End
August 31, 2010

Date of Reporting Period

Item 1. Reports to Stockholders

Asian Small Companies Portfolio as of August 31, 2010

PORTFOLIO OF INVESTMENTS

Common Stocks — 84.9%

Security	Shares	Value

China — 24.5%

Electronic Equipment, Instruments & Components — 1.7%

China High Precision Automation Group, Ltd.(1)	3,293,000	$1,742,360
Ju Teng International Holdings, Ltd.	806,000	425,509

		$2,167,869

Food Products — 4.5%

China Minzhong Food Corp, Ltd.(1)	3,065,000	$2,916,894
Uni-President China Holdings, Ltd.	4,584,000	2,731,583

		$5,648,477

Household Durables — 1.0%

Skyworth Digital Holdings, Ltd.	2,508,000	$1,322,125

		$1,322,125

Household Products — 4.4%

Vinda International Holdings, Ltd.	2,848,000	$2,932,482
Youyuan International Holdings, Ltd.(1)	7,978,000	2,533,268

		$5,465,750

Machinery — 3.4%

China Automation Group, Ltd.	6,788,000	$4,299,106

		$4,299,106

Metals & Mining — 2.9%

Real Gold Mining, Ltd.(1)	889,500	$1,339,640
Sino Prosper State Gold Resources Holdings, Ltd.(1)	64,610,000	2,208,580

		$3,548,220

Real Estate Investment Trusts (REITs) — 2.1%

CapitaRetail China Trust	2,848,000	$2,609,781

		$2,609,781

Real Estate Management & Development — 2.8%

KWG Property Holding, Ltd.	2,351,000	$1,605,841
SOHO China, Ltd.	3,004,500	1,935,931

		$3,541,772

Textiles, Apparel & Luxury Goods — 1.7%

Ports Design, Ltd.	847,500	$2,077,654

		$2,077,654

Total China
(identified cost $24,195,331)		$30,680,754

Hong Kong — 0.0%

Textiles, Apparel & Luxury Goods — 0.0%

Peace Mark (Holdings), Ltd.(1)(2)	14,298,000	$0

		$0

Total Hong Kong
(identified cost $3,564,461)		$0

India — 8.9%

Chemicals — 1.8%

United Phosphorus, Ltd.	562,040	$2,200,341

		$2,200,341

Commercial Banks — 1.3%

Allahabad Bank, Ltd.	355,340	$1,593,539

		$1,593,539

Consumer Finance — 1.0%

Shriram Transport Finance Co., Ltd.	82,860	$1,263,388

		$1,263,388

Diversified Consumer Services — 1.5%

Everonn Education, Ltd.	155,140	$1,878,326

		$1,878,326

IT Services — 1.3%

Infinite Computer Solutions India, Ltd.(1)	471,284	$1,597,175

		$1,597,175

Metals & Mining — 0.9%

Adhunik Metaliks, Ltd.	500,440	$1,174,663

		$1,174,663

See notes to financial statements

Asian Small Companies Portfolio as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Pharmaceuticals — 1.1%

Aurobindo Pharma, Ltd.	63,650	$1,403,421

		$1,403,421

Total India
(identified cost $9,818,879)		$11,110,853

Indonesia — 4.1%

Food Products — 1.0%

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,231,000	$1,281,490

		$1,281,490

Multiline Retail — 0.9%

Ramayana Lestari Sentosa Tbk PT	12,336,500	$1,149,562

		$1,149,562

Trading Companies & Distributors — 2.2%

AKR Corporindo Tbk PT	20,127,900	$2,744,845

		$2,744,845

Total Indonesia
(identified cost $3,570,509)		$5,175,897

Malaysia — 5.0%

Chemicals — 1.0%

HIL Industries Bhd	5,412,300	$1,314,032

		$1,314,032

Electronic Equipment, Instruments & Components — 0.1%

Notion VTEC Bhd	263,300	$130,900

		$130,900

Tobacco — 0.7%

British American Tobacco Malaysia Bhd	61,000	$872,699

		$872,699

Transportation Infrastructure — 1.7%

PLUS Expressways Bhd	1,631,600	$2,169,387

		$2,169,387

Wireless Telecommunication Services — 1.5%

Digi.com Bhd	232,800	$1,831,529

		$1,831,529

Total Malaysia
(identified cost $5,882,912)		$6,318,547

Philippines — 1.5%

Wireless Telecommunication Services — 1.5%

Globe Telecom, Inc.	104,880	$1,847,834

		$1,847,834

Total Philippines
(identified cost $2,132,393)		$1,847,834

Singapore — 23.2%

Air Freight & Logistics — 2.0%

Singapore Post, Ltd.	2,913,000	$2,451,287

		$2,451,287

Construction & Engineering — 2.2%

PEC, Ltd.(1)	4,127,000	$2,733,867

		$2,733,867

Energy Equipment & Services — 3.7%

Ezion Holdings, Ltd.	10,185,000	$4,603,958

		$4,603,958

Real Estate Investment Trusts (REITs) — 6.7%

Cache Logistics Trust(1)	2,639,000	$1,917,680
CDL Hospitality Trusts	2,643,000	3,904,672
Parkway Life Real Estate Investment Trust	2,227,000	2,599,662

		$8,422,014

Specialty Retail — 2.0%

OSIM International, Ltd.	3,551,000	$2,547,370

		$2,547,370

Transportation Infrastructure — 3.8%

Singapore Airport Terminal Services, Ltd.	2,337,000	$4,817,889

		$4,817,889

See notes to financial statements

Asian Small Companies Portfolio as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Wireless Telecommunication Services — 2.8%

MobileOne, Ltd.	2,202,000	$3,531,990

		$3,531,990

Total Singapore
(identified cost $23,258,852)		$29,108,375

South Korea — 2.8%

Containers & Packaging — 1.5%

Lock & Lock Co., Ltd.	64,440	$1,881,157

		$1,881,157

Media — 1.3%

Woongjin Thinkbig Co., Ltd.	81,430	$1,588,375

		$1,588,375

Total South Korea
(identified cost $2,504,033)		$3,469,532

Taiwan — 6.8%

Chemicals — 0.6%

Taiwan Fertilizer Co., Ltd.	229,000	$699,426

		$699,426

Computers & Peripherals — 3.2%

Pegatron Corp.(1)	2,246,000	$2,811,531
Simplo Technology Co., Ltd.	243,210	1,194,863

		$4,006,394

Semiconductors & Semiconductor Equipment — 0.9%

Greatek Electronics, Inc.	1,308,980	$1,199,653

		$1,199,653

Wireless Telecommunication Services — 2.1%

Far EasTone Telecommunications Co., Ltd.	2,025,000	$2,628,185

		$2,628,185

Total Taiwan
(identified cost $6,903,871)		$8,533,658

Thailand — 8.1%

Energy Equipment & Services — 2.0%

Glow Energy PCL(3)	1,730,780	$2,439,127

		$2,439,127

Independent Power Producers & Energy Traders — 3.2%

Electricity Generating PCL(3)	580,400	$1,739,437
Electricity Generating PCL NVDR	93,600	280,515
Ratchaburi Electricity Generating Holding PCL(3)	1,645,600	2,039,763

		$4,059,715

Insurance — 2.6%

Bangkok Life Assurance PCL(3)	90,900	$96,038
Bangkok Life Assurance PCL NVDR	2,937,800	3,103,847

		$3,199,885

Wireless Telecommunication Services — 0.3%

Total Access Communication PCL NVDR	267,700	$398,675

		$398,675

Total Thailand
(identified cost $7,592,353)		$10,097,402

Total Common Stocks
(identified cost $89,423,594)		$106,342,852

Short-Term Investments — 8.9%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 9/1/10	$11,224	$11,224,243

Total Short-Term Investments
(identified cost $11,224,243)		$11,224,243

Total Investments — 93.8%
(identified cost $100,647,837)		$117,567,095

Other Assets, Less Liabilities — 6.2%		$7,718,629

Net Assets — 100.0%		$125,285,724

See notes to financial statements

Asian Small Companies Portfolio as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

NVDR - Non-Voting Depositary Receipt

PCL - Public Company Ltd.

(1)	Non-income producing security.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

See notes to financial statements

Asian Small Companies Portfolio as of August 31, 2010

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of August 31, 2010

Assets

Investments, at value (identified cost, $100,647,837)	$117,567,095
Foreign currency, at value (identified cost, $5,386,275)	5,387,062
Dividends and interest receivable	429,028
Receivable for investments sold	3,976,001
Receivable for foreign taxes	40,798

Total assets	$127,399,984

Liabilities

Payable for investments purchased	$1,510,932
Payable to affiliates:
Investment adviser fee	80,445
Administration fee	27,329
Accrued foreign capital gains taxes	342,578
Accrued expenses	152,976

Total liabilities	$2,114,260

Net Assets applicable to investors’ interest in Portfolio	$125,285,724

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$108,705,816
Net unrealized appreciation	16,579,908

Total	$125,285,724

Statement of Operations

For the Year Ended
August 31, 2010

Investment Income

Dividends (net of foreign taxes, $252,596)	$3,214,572
Interest	391

Total investment income	$3,214,963

Expenses

Investment adviser fee	$1,009,067
Administration fee	336,391
Trustees’ fees and expenses	5,093
Custodian fee	306,383
Legal and accounting services	57,460
Stock dividend tax	6,819
Miscellaneous	10,301

Total expenses	$1,731,514

Deduct —
Reduction of custodian fee	$4

Total expense reductions	$4

Net expenses	$1,731,510

Net investment income	$1,483,453

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $412,184)	$27,058,719
Foreign currency transactions	(164,815)

Net realized gain	$26,893,904

Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $326,576)	$(7,965,690)
Foreign currency	6,664

Net change in unrealized appreciation (depreciation)	$(7,959,026)

Net realized and unrealized gain	$18,934,878

Net increase in net assets from operations	$20,418,331

See notes to financial statements

Asian Small Companies Portfolio as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Year Ended
in Net Assets	August 31, 2010	August 31, 2009

From operations —
Net investment income	$1,483,453	$2,034,794
Net realized gain (loss) from investment and foreign currency transactions	26,893,904	(36,313,169)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(7,959,026)	18,238,472

Net increase (decrease) in net assets from operations	$20,418,331	$(16,039,903)

Capital transactions —
Contributions	$5,699,045	$26,211,517
Withdrawals	(28,324,405)	(39,970,764)

Net decrease from capital transactions	$(22,625,360)	$(13,759,247)

Net decrease in net assets	$(2,207,029)	$(29,799,150)

Net Assets

At beginning of year	$127,492,753	$157,291,903

At end of year	$125,285,724	$127,492,753

See notes to financial statements

Asian Small Companies Portfolio as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Year Ended August 31,

	2010	2009	2008	2007	2006

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.29%	1.40%	1.22%	1.14%	1.20%
Net investment income	1.10%	2.24%	2.39%	1.42%	2.01%
Portfolio Turnover	105%	136%	38%	37%	33%

Total Return	16.53%	(2.59)%	(43.66)%	39.14%	41.33%

Net assets, end of year (000’s omitted)	$125,286	$127,493	$157,292	$693,827	$488,982

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See notes to financial statements

Asian Small Companies Portfolio as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Asian Small Companies Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2010, Eaton Vance Asian Small Companies Fund held a 39.5% interest in the Portfolio. In addition, an unregistered fund advised by the adviser to the Portfolio held a 60.5% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s

Asian Small Companies Portfolio as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of August 31, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2010 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (Lloyd George), an affiliate of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended August 31, 2010, the investment adviser fee was 0.75% of the Portfolio’s average daily net assets and amounted to $1,009,067. In addition, an administration fee is earned by EVM for administering the business affairs of the Portfolio and is computed at an annual rate of 0.25% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. For the year ended August 31, 2010, the administration fee was 0.25% of the Portfolio’s average daily net assets and amounted to $336,391.

Except for Trustees of the Portfolio who are not members of EVM’s or Lloyd George’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

Asian Small Companies Portfolio as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $131,973,369 and $168,635,399, respectively, for the year ended August 31, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at August 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$104,804,805

Gross unrealized appreciation	$18,928,413
Gross unrealized depreciation	(6,166,123)

Net unrealized appreciation	$12,762,290

The net unrealized depreciation on foreign currency transactions, including foreign capital gains taxes, at August 31, 2010 on a federal income tax basis was $339,350.

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2010.

6   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Asian Small Companies Portfolio as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

At August 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
China	$5,450,162	$25,230,592		$—	$30,680,754
Hong Kong	—	0		0	0
India	—	11,110,853		—	11,110,853
Indonesia	—	5,175,897		—	5,175,897
Malaysia	—	6,318,547		—	6,318,547
Philippines	—	1,847,834		—	1,847,834
Singapore	1,917,680	27,190,695		—	29,108,375
South Korea	—	3,469,532		—	3,469,532
Taiwan	2,811,531	5,722,127		—	8,533,658
Thailand	4,478,890	5,618,512		—	10,097,402

Total Common Stocks	$14,658,263	$91,684,589	*	$0	$106,342,852

Short-Term Investments	$—	$11,224,243		$—	$11,224,243

Total Investments	$14,658,263	$102,908,832		$0	$117,567,095

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the year ended August 31, 2010 to require a reconciliation of Level 3 assets.

All Level 3 investments held at August 31, 2010 and August 31, 2009 were valued at $0.

Asian Small Companies Portfolio as of August 31, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of Asian Small Companies Portfolio:

We have audited the accompanying statement of assets and liabilities of Asian Small Companies Portfolio (the “Portfolio”), including the portfolio of investments, as of August 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Asian Small Companies Portfolio as of August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 15, 2010

Eaton Vance Asian Small Companies Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Asian Small Companies Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Asian Small Companies Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Asian Small Companies Fund (the “Fund”) invests, with Lloyd George Investment Management (Bermuda) Limited (the “Adviser”), as well as the administration agreement of the Portfolio with Eaton Vance Management (“EVM” or the “Administrator”), and the management contract of the Fund with the Administrator, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio, the administration agreement for the Portfolio and the management contract for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the administration agreement of the Portfolio and the management contract of the Fund, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and to the Fund and Portfolio by the Administrator.

The Board considered the Adviser’s and Administrator’s management capabilities and the Adviser’s investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets, including Asia. The Board noted the Adviser’s experience in managing equity funds that invest in Asian securities. The Board noted that the Adviser maintains offices in London, Hong Kong, Singapore and Mumbai, providing its investment team with first hand knowledge of country and market factors affecting securities in which the Portfolio invests. The Board evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the Adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser, the Administrator and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Administrator and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

Eaton Vance Asian Small Companies Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Administrator, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement, the administration agreement and the management contract, respectively.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. In considering the Fund’s longer-term performance record, the Board noted that the Fund’s performance had improved relative to its peers in recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual management fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board considered the fact that, in response to inquiries from the Contract Review Committee, the Adviser and the Administrator had undertaken to waive fees and/or pay expenses of the Fund permanently in an additional agreed upon amount, such reduction to be effective May 14, 2010.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Administrator, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and Administrator, on the one hand, and the Portfolio and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser’s and Administrator’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Fund on the other hand. The Board also concluded that the structure of the management fees, which include breakpoints at several asset levels, can be expected to cause such benefits to continue to be shared equitably.

Eaton Vance Asian Small Companies Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Eaton Vance Growth Trust (the Trust) and Asian Small Companies Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer, with the exception of Messrs. Darling, Kerr, Lloyd George and Ng is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVD” refers to Eaton Vance Distributors, Inc., “LGM” refers to Lloyd George Management (B.V.I.) Limited, and “Lloyd George” refers to Lloyd George Management (Bermuda) Limited. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Lloyd George is a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

	Position(s)	Term of	Principal Occupation(s)	Number of Portfolios
	with the	Office and	During Past Five Years	in Fund Complex
Name and	Trust and	Length of	and Other Relevant	Overseen By	Other Directorships Held
Date of Birth	the Portfolio	Service	Experience	Trustee(1)	During the Last Five Years(2)

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust	Trustee since 2007 and President since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 185 registered investment companies and 2 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.	185	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	185	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	185	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Chief Financial Officer, Aveon Group, L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).	185	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	185	None

Eaton Vance Asian Small Companies Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of	Principal Occupation(s)	Number of Portfolios
	with the	Office and	During Past Five Years	in Fund Complex
Name and	Trust and	Length of	and Other Relevant	Overseen By	Other Directorships Held
Date of Birth	the Portfolio	Service	Experience	Trustee(1)	During the Last Five Years(2)

Noninterested Trustees (continued)

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	185	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	185	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider), Aviva USA (insurance provider) and CIFG (family of financial guaranty companies), and Advisory Director of Berkshire Capital Securities LLC (private investment banking firm)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.	185	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	185	None

Principal Officers who are not Trustees

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Date of Birth	the Portfolio	Service	During Past Five Years

Hon. Robert Lloyd George(3) 8/13/52	President of the Portfolio	Since 1996	Chairman and Chief Executive Officer of LGM and Lloyd George. Officer of 4 registered investment companies managed by EVM or BMR.

Christopher Darling(3) 6/9/64	Vice President of the Portfolio	Since 2008	Director of Research of Lloyd George (since 2006). Previously, an equity sales person at Fox-Pitt Kelton in London (2005-2006). Officer of 2 registered investment companies managed by EVM or BMR.

William Walter Raleigh Kerr(3) 8/17/50	Vice President of the Portfolio	Since 1996	Chief Executive Officer of Lloyd George and LGM. Officer of 4 registered investment companies managed by EVM or BMR.

Ng Guan Mean(3) 10/16/74	Vice President of the Portfolio	Since 2008	Portfolio Manager at Lloyd George (since 2007). Previously, a portfolio manager at DBS Asset Management (2006-2007) and an assistant investment manager at The Asia Life Assurance Society Limited (2000-2006). Officer of 1 registered investment company managed by EVM or BMR.

Eaton Vance Asian Small Companies Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Date of Birth	the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Barbara E. Campbell 6/19/57	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR. Officer of 185 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 185 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 185 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Fund (launched in 1998 and terminated in 2009).

(3)	The business address for Messrs. Darling, Kerr, Lloyd George and Ng is Suite 3808, One Exchange Square, Central, Hong Kong.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Sponsor and Manager of Eaton Vance Asian Small Companies Fund
and Administrator of Asian Small Companies Portfolio
Eaton Vance Management
Two International Place
Boston, MA 02110

Investment Adviser of Asian Small Companies Portfolio
Lloyd George Investment Management (Bermuda) Limited
Suite 3808, One Exchange Square
Central, Hong Kong

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Asian Small Companies Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

405-10/10	ASSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended August 31, 2009 and August 31, 2010 by the registrant’s principal accountant, Deloitte & Touche LLP (D&T), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	8/31/09	8/31/10

Audit Fees	$36,130	$36,130
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,150	$8,150
All Other Fees(3)	$2,500	$900
Total	$46,780	$45,180

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
For the fiscal years ended August 31, 2009 and August 31, 2010, the registrant was billed $40,000 and $38,350, respectively, by D&T for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal year ended August 31, 2009 and the fiscal year ended August 31, 2010; and (ii) the aggregate non-audit fees (i.e., fees for audit related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods. For the last two fiscal years of the registrant, no non-audit fees were billed by D&T services rendered to Lloyd George Investment Management (Bermuda) Limited, the registrant’s investment adviser.

Fiscal Years Ended	8/31/09	8/31/10

Registrant	$10,650	$9,050
Eaton Vance(1)	$250,539	$240,551

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Asian Small Companies Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date: October 15, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: October 15, 2010

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date: October 15, 2010